Financial instruments (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Forward contract| AUD - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	₨ 10	₨ 10
Forward contract| AUD - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Sixteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	4
Forward contract| AUD - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		4
Forward contract| GBP - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	13	9
Forward contract| RUB - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	2,614	7,171
Forward contract| RUB - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Seventeen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	3,380
Forward contract| RUB - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		9,600
Forward contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	456
Forward contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		720
Forward contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Eighteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	172
Forward contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Nineteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	657
Forward contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		68
Forward contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		275
Forward contract| US$ - MXN| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	10
Forward contract| US$ - MXN| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		21
Forward contract| ZAR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	84
Forward contract| ZAR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		31
Forward contract| ZAR - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		122
Forward contract| US$ - RUB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eight [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		1
Forward contract| US$ - RON| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	21
Forward contract| US$ - RON| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nine [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		12
Forward contract| US$ - AUD| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eight [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	4
Forward contract| US$ - AUD| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Ten [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		4
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Ten [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	52
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eleven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		48
Forward contract| EUR - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nine [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	65
Forward contract| EUR - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twelve [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		47
Forward contract| US$ - KZT| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Thirteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		9
Forward contract| US$ - CLP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eleven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	3
Forward contract| US$ - CLP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fourteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		3
Forward contract| US$ - COP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twelve [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	9
Forward contract| US$ - COP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fifteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		7
Forward contract| US$ - BRL| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Thirteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	2
Forward contract| US$ - BRL| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Sixteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		3
Option contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fifteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	45
Option contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nineteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		60
Forward Contract| EUR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fourteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	1
Forward Contract| EUR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seventeen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		2
Forward contract| US$ - THB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eighteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		₨ 2
Forward Contract CAD INR Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twenty Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	2
Option Contract RUB US Dollar Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	₨ 4,000